ADVANCED SERIES TRUST
AST Core Fixed Income Portfolio
Supplement dated September 13, 2024 to the
Prospectus and Summary Prospectus, dated May 1, 2024, as supplemented
This supplement should be read in conjunction with the prospectus (the Prospectus) and summary prospectus (the Summary Prospectus) for the AST Core Fixed Income Portfolio (the Portfolio), a series of the Advanced Series Trust (the Trust). The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein that are not otherwise defined shall have the meanings given to them in the Prospectus and Summary Prospectus.
On August 23, 2024, the Board of Trustees of the Trust (the Board) approved: (i) a new subadvisory agreement with J.P. Morgan Investment Management Inc. (J.P. Morgan) to serve as a subadviser to the Portfolio alongside PGIM Fixed Income, a business unit of PGIM, Inc., PGIM Limited, Wellington Management Company LLP, Western Asset Management Company Limited, and Western Asset Management Company, LLC; (ii) certain revisions to the principal investment strategy of the Portfolio to reflect the different mix of subadvisers to the Portfolio; and (iii) revisions to the Portfolio’s managem ent fee rate schedule, which are expected to lower the Portfolio’s effective management fee. These changes are expected to become effective on or about September 27, 2024.
To reflect the changes described above, the Summary Prospectus and Prospectus are hereby revised as follows, effective September 27, 2024:
I.The following table hereby replaces the “Annual Portfolio Operating Expenses” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary section of the Prospectus and Summary Prospectus for the Portfolio:
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.41%
+Distribution and/or Service Fees (12b-1 Fees)	0.25%
+Other Expenses	0.02%
+ Acquired Fund Fees & Expenses	0.00%
=Total Annual Portfolio Operating Expenses	0.68%
-Fee Waiver and/or Expense Reimbursement	(0.00)%
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense	0.68%
Reimbursement

II.The following table hereby replaces the “EXAMPLE” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary section of the Prospectus and Summary Prospectus for the Portfolio:
	1 Year	3 Years	5 Years	10 Years
AST Core Fixed Income	$69	$218	$379	$847
Portfolio
III.The description of the Portfolio’s principal investment strategies in the “INVESTMENTS, RISKS AND PERFORMANCE” section of the Summary Prospectus and the description of the Portfolio’s principal investment strategies in the “SUMMARY: AST CORE FIXED INCOME PORTFOLIO – INVESTMENTS, RISKS AND PERFORMANCE” section of the Prospectus are hereby deleted in their entirety and replaced with the description set forth below:
Principal Investment Strategies. In pursuing its investment objective, the Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in debt and fixed income securities, including mortgage and other asset-backed securities, such as collateralized mortgage obligations (CMOs), collateralized bond obligations (CBOs), collateralized loan obligations (CLOs) and, other collateralized debt obligations (CDOs). The Portfolio may invest up to 20% of its net assets in debt securities that are rated, at the time of purchase, below investment grade (sometimes referred to as “junk bonds”), but at least B-/B3, or if unrated, are determined by the Portfolio’s subadvisers to be of comparable quality.
The target dollar weighted average effective duration of the Portfolio is expected to range within 30% of the duration of the domestic bond market as a whole. The Portfolio’s dollar weighted average effective duration may fall outside of its expected dollar weighted average effective duration range due to market movements. If this happens, the Portfolio’s subadviser will take action to bring the Portfolio’s dollar weighted average effective duration back within its expected dollar weighted average effective duration range within a reasonable period of time. Duration refers to the range within which the dollar weighted average effective duration of the Portfolio is expected to fluctuate. Effective duration measures the expected sensitivity of market price to changes in interest rates, taking into account the effects of structural complexities (for example, some bonds can be prepaid by the issuer).
The Portfolio may invest in other pooled investment vehicles, including other portfolios of the Trust, other open- end or closed-end investment companies, and both active and passive exchange-traded funds (ETFs).
In addition to the Portfolio's investment in those underlying pooled investment vehicles, the Portfolio may also invest its assets in the AST PGIM Fixed Income Central Portfolio (the PGIM Central Portfolio). The PGIM Central Portfolio is a special type of investment vehicle for sole use by certain asset allocation portfolios, including the Portfolio. The PGIM Central Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in investment grade bonds. Rather than buy bonds directly, the Portfolio may invest in the PGIM Central Portfolio.
The Portfolio may invest in derivatives. The Portfolio may use derivative instruments to hedge its investments or to seek to enhance returns. In addition, the Portfolio may also invest up to 25% of its total assets in the securities of non-US issuers and may invest up to 20% of its total assets in non-US dollar denominated securities.
The Portfolio is allocated among four subadvisers: PGIM Fixed Income/PGIM Limited (collectively, PGIM Fixed Income), Wellington Management Company LLP (Wellington Management), Western Asset Management Company, LLC/ Western Asset Management Company Limited (collectively, Western Asset), and J.P. Morgan Investment Management Inc. Further, the Strategic Investment Research Group of the Manager determines the allocation among the subadvisers based on its analysis, taking into account market conditions, risks and other factors.
IV.	The table in the “MANAGEMENT OF THE PORTFOLIO” section of the Summary Prospectus, and the table in the “SUMMARY: AST CORE FIXED INCOME PORTFOLIO – MANAGEMENT OF THE PORTFOLIO”
section of the Prospectus are hereby revised to add the information set forth below:

	Investment	Subadviser	Portfolio Managers	Title	Service Date
Managers
		J.P. Morgan	Richard Figuly	Managing Director and	September 2024
		Investment		Portfolio Manager
Management Inc.
			Justin Rucker	Managing Director and	September 2024
Portfolio Manager
			Edward Fitzpatrick	Managing Director and	September 2024
Portfolio Manager
			Andy Melchiorre	Managing Director and	September 2024
Portfolio Manager
V.The section of the Prospectus entitled “MORE DETAILED INFORMATION ON HOW THE PORTFOLIOS INVEST – AST CORE FIXED INCOME PORTFOLIO – Principal Investment Policies” is hereby deleted in its entirety and replaced with the information set forth below:
Principal Investment Policies:
In pursuing its investment objective, the Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in debt and fixed income securities, including mortgage and other asset-backed securities, such as collateralized mortgage obligations (CMOs), collateralized bond obligations (CBOs), collateralized loan obligations (CLOs) and, other collateralized debt obligations (CDOs). The Portfolio may invest up to 20% of its net assets in debt securities that are rated, at the time of purchase, below investment grade (sometimes referred to as “junk bonds”), but at least B-/B3, or if unrated, are determined by the Portfolio’s subadvisers to be of comparable quality.
The target dollar weighted average effective duration of the Portfolio is expected to range within 30% of the duration of the domestic bond market as a whole. The Portfolio’s dollar weighted average effective duration may fall outside of its expected dollar weighted average effective duration range due to market movements. If this happens, the Portfolio’s subadviser will take action to bring the Portfolio’s dollar weighted average effective duration back within its expected dollar weighted average effective duration range within a reasonable period of time. Duration refers to the range within which the dollar weighted average effective duration of the Portfolio is expected to fluctuate. Effective duration measures the expected sensitivity of market price to changes in interest rates, taking into account the effects of structural complexities (for example, some bonds can be prepaid by the issuer).
The Portfolio may invest in other pooled investment vehicles, including other portfolios of the Trust, other open- end or closed-end investment companies, and both active and passive exchange-traded funds (ETFs).
In addition to the Portfolio's investment in those underlying pooled investment vehicles, the Portfolio may also invest its assets in the AST PGIM Fixed Income Central Portfolio (the PGIM Central Portfolio). The PGIM Central Portfolio is a special type of investment vehicle for sole use by certain asset allocation portfolios, including the Portfolio. The PGIM Central Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in investment grade bonds. Rather than buy bonds directly, the Portfolio may invest in the PGIM Central Portfolio.
The Portfolio may invest in derivatives. The Portfolio may use derivative instruments to hedge its investments or to seek to enhance returns. In addition, the Portfolio may also invest up to 25% of its total assets in the securities of non-US issuers and may invest up to 20% of its total assets in non-US dollar denominated securities.
The Portfolio is allocated among four subadvisers: PGIM Fixed Income/PGIM Limited (collectively, PGIM Fixed Income), and Wellington Management Company LLP (Wellington Management), Western Asset Management Company, LLC/ Western Asset Management Company Limited (collectively, Western Asset), and J.P. Morgan Investment Management Inc. Further, the Strategic Investment Research Group of the Manager determines the allocation among the subadvisers based on its analysis, taking into account market conditions, risks and other factors.
PGIM Fixed Income is responsible for managing a portion of the Portfolio’s assets. PGIM Fixed Income’s strategy uses a combination of top-down economic analysis and bottom-up research in conjunction with proprietary quantitative models and risk management systems. In the top-down economic analysis, PGIM Fixed Income develops views on economic, policy, and market trends. In its bottom-up research, PGIM Fixed Income develops an internal rating and outlook on issuers. The rating and outlook are determined based on a thorough review of the financial health and trends of the issuer. PGIM Fixed Income may also consider investment factors such as expected total return, yield, spread, and potential for price appreciation as well as credit quality, maturity, and risk. The PGIM Fixed Income strategy may invest in a security based upon the expected total return rather than the yield of such security.
Wellington Management is responsible for managing a portion of the Portfolio’s assets. Wellington Management’s Core Bond strategy is a fundamental investment approach managed in a benchmark-relative style that invests across the major sectors of the domestic, investment grade bond market, including US government and agency securities, mortgage and structured finance securities, and investment-grade US dollar denominated corporate and sovereign securities. The objective is to generate excess returns primarily through research-driven sources of alpha due to our advantage in the depth of our global research. The Wellington Management team aims to run a well-diversified portfolio such that no one source of alpha overwhelms returns. To be considered for inclusion in Wellington Management’s allocation portion of the Portfolio, securities must possess the risk/return characteristics appropriate for relatively conservative fixed income investors.
Wellington Management’s Core Bond investment process is designed to harness the daily collaboration that occurs across Wellington Management’s broad investment platform. The portfolio management team partners with a broad range of specialist investors, researchers, and traders from across fixed income and equities who inform the team’s investment views and provide guidance regarding security selection decisions within individual sectors. Included among these resources are fixed income credit analysts, global industry (equity) analysts, macro specialists, and fixed income traders who contribute to the team’s investment dialogue.
Western Asset is responsible for managing a portion of the Portfolio’s assets. Western Asset normally invests at least 80% of its allocated portion of the Portfolio (net assets plus any borrowings made for investment purposes) in debt and fixed income securities, including mortgage and other asset-backed securities, such as CMOs, CBOs, CLOs and, other CDOs. Western Asset may invest up to 20% of its allocated portion of the Portfolio in debt securities that are rated, at the time of purchase, below investment grade (sometimes referred to as “junk bonds”), but at least B-/B3, or if unrated, are determined by Western Asset to be of comparable quality.
The target dollar weighted average effective duration of the Western Asset managed portion of the Portfolio’s assets is expected to range within 30% of the duration of the domestic bond market as a whole. The Western Asset managed portion of the Portfolio’s dollar weighted average effective duration may fall outside of its expected dollar weighted average effective duration range due to market movements. If this happens, Western Asset will take action to bring the Portfolio’s dollar weighted average effective duration back within its expected dollar weighted average effective duration range within a reasonable period of time. Duration refers to the range within which the dollar weighted average effective duration of the Western Asset managed portion of the Portfolio is expected to fluctuate. Effective duration measures the expected sensitivity of market price to changes in interest rates, taking into account the effects of structural complexities (for example, some bonds can be prepaid by the issuer).
Western Asset may invest in derivatives. Western Asset may use derivative instruments to hedge its investments or to seek to enhance returns.
J.P. Morgan is responsible for managing a portion of the Portfolio’s assets. J.P. Morgan’s Core Bond strategy is designed to maximize total return by investing in a portfolio of investment grade intermediate- and long-term debt securities. As part of its main investment strategy, J.P. Morgan may principally invest in corporate bonds, U.S. treasury obligations including treasury coupon strips and treasury principal strips, and other U.S. government and agency securities, and asset-backed, mortgage-related and mortgage-backed securities. Mortgage-related and mortgage-backed securities may be structured as collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities, commercial mortgage-backed securities, mortgage pass-through securities and cash and cash equivalents. These securities may be structured such that payments consist of interest-only, principal-only or principal and interest. J.P. Morgan will invest at least 80% of the J.P. Morgan’s allocated portion of the Portfolio’s assets in bonds. Generally, such bonds will have intermediate to long maturities. J.P. Morgan’s allocated portion of the Portfolio’s average weighted maturity will ordinarily range between four and twelve years. J.P. Morgan’s allocated portion of the Portfolio may have a longer or shorter average weighted maturity under certain market conditions and the Portfolio may shorten or lengthen its average weighted maturity if deemed appropriate for temporary defensive purposes. Because of holdings in asset- backed, mortgage-backed and similar securities, the J.P. Morgan’s allocated portion of the Portfolio’s average weighted maturity is equivalent to the average weighted maturity of the cash flows in the securities held given certain prepayment assumptions (also known as weighted average life). Securities will be rated investment grade (or the unrated equivalent) at the time of purchase. In addition, all securities will be U.S. dollar-denominated although they may be issued by a foreign corporation or a U.S. affiliate of a foreign corporation or a foreign government or its agencies and instrumentalities. J.P. Morgan may invest a significant portion or all of its assets in mortgage-related and mortgage-backed securities in the subadviser’s discretion. J.P. Morgan’s allocated portion of the Portfolio expects to invest no more than 10% of its assets in “sub-prime” mortgage-related securities at the time of purchase.
J.P. Morgan buys and sells securities and investments for its allocated portion of the Portfolio based on its view of individual securities and market sectors. Taking a long-term approach, J.P. Morgan looks for individual fixed income investments that it believes will perform well over market cycles. J.P. Morgan is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity, legal provisions and the structure of the transaction.
The continued holding of securities downgraded below investment grade or, if unrated, determined by the Subadvisers to be of comparable quality, will be evaluated by the Subadvisers on a case by case basis. Information on the ratings issued to debt securities by certain rating agencies is included in the Appendix to this Prospectus.
In addition, the Portfolio may also:
•invest up to 25% of its total assets in the securities of non-US issuers;
•invest up to 20% of its total assets in non-US dollar denominated securities;
•hold common stock or warrants received as the result of an exchange or tender of fixed income securities;
•invest in derivatives such as futures, options and swaps for both hedging and non-hedging purposes, including for purposes of enhancing returns;
•buy or sell securities on a forward commitment basis;
•lend its portfolio securities;
•engage in non-US currency exchange transactions;
•engage in reverse repurchase agreements; or
•borrow money for temporary or emergency purposes or for investment purposes.
VI.	The following information is added to the section of the Prospectus entitled “HOW THE TRUST IS MANAGED
– PORTFOLIO MANAGERS – AST CORE FIXED INCOME PORTFOLIO”:
J.P. Morgan Segment. The J.P. Morgan segment of the Portfolio is managed by a team of portfolio managers comprised of Richard Figuly, Justin Rucker, Edward Fitzpatrick and Andy Melchiorre.
Richard Figuly, managing director, is a member of the Global Fixed Income, Currency & Commodities (GFICC)
group. Based in Columbus, Rick is the lead portfolio manager for the U.S. Core Bond team and is responsible for managing institutional taxable bond portfolios. An employee since 1993, Rick previously served as a fixed income trader trading all taxable fixed income securities while specializing in structured products. Prior to joining the firm, Rick was a fiduciary tax accountant at the Bank One Ohio Trust Company. Rick is also a retired Major of the Ohio Army National Guard. He holds a B.S. in finance from The Ohio State University.
Justin Rucker, managing director, is a member of the Global Fixed Income, Currency & Commodities (GFICC)
group. Based in Columbus, Justin is a portfolio manager for the Core Bond team and is responsible for managing
Long Duration & Core Bond institutional taxable bond portfolios and fund vehicles. Justin is responsible for long duration strategies with benchmarks that span the range from actively managed to custom liability-based across a broad spectrum of fixed income sectors. An employee since 2006, Justin most recently was a member of the Mid
Institutional Portfolio Management team specializing in structured product sectors & managing Core Bond portfolios. He also spent three years in the client portfolio management group for Global Fixed Income & three years as an Internal Client Advisor for JPMorgan Mutual Funds. Prior to joining the firm, Justin worked the trade desk for Open E Cry, LLC, a brokerage firm specializing in Futures and FX trading. Justin holds a B.S. in finance from the University of Dayton, an M.B.A. from Capital University, and is a CFA charterholder.
Edward Fitzpatrick, managing director, is a member of the Global Fixed Income, Currency & Commodities
(GFICC) group. Based in New York, Ed is the Head of U.S. Rates Team, responsible for managing government bond portfolios for institutional clients as well as recommending U.S. rates & derivatives strategies across GFICC portfolios. Prior to joining the firm in 2013, Ed was the head of U.S. Short-Intermediate Fixed income and government specialist at Schroders Investment Management NA. Previously, Ed spent six years as a repo and FX trade at subsidiary of The Bank of New York. Ed holds B.S. degrees in finance and information technology from
Boston College, an M.B.A. in finance from New York University and is a CFA charterholder.
Andy Melchiorre, managing director, is a member of the Global Fixed Income, Currency & Commodities
(GFICC) group. Based in Columbus, Andy is a portfolio manager on the Core Bond strategy and is responsible for managing institutional taxable bond portfolios and fund vehicles. Before joining the firm in 2012, he worked at Wells Capital Management in structured products, focused on trading and portfolio management. Prior to this, he worked as an analyst for Summit Investment Partners covering all structured products. Andy holds a B.S. in finance and real estate & urban analysis from The Ohio State University and is a CFA charterholder.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
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